Loans, Impaired Loans and Allowance for Credit Losses - Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	$ 589,110	$ 571,216	$ 556,899
Allowance for credit losses	5,295	5,111	5,065
Carrying value of loans net of ACL	583,815	$ 566,105	551,834
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	260,586		253,357
Allowance for credit losses	734		678
Carrying value of loans net of ACL	259,852		252,679
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	148,542		146,768
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	59,451		58,532
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,651		12,661
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,951		5,130
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,948		1,804
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	30,121		26,665
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,922		1,797
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	97,874		96,019
Allowance for credit losses	2,117		2,109
Carrying value of loans net of ACL	95,757		93,910
Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	29,878		30,726
Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,472		26,190
Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9,287		8,717
Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	10,347		10,333
Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,606		1,420
Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	19,153		17,564
Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,131		1,069
Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	115,856		116,794
Undrawn loan commitments retail [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	74,993		72,321
Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,141		16,533
Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,508		6,108
Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	3,551		3,301
Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	374		393
Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	13,289		18,138
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	212,920		191,038
Allowance for credit losses	1,084		1,065
Carrying value of loans net of ACL	211,836		189,973
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,831		1,702
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,311		2,264
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	101,727		90,817
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	104,142		93,436
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,909		2,819
Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	238,891		224,257
Allowance for credit losses	63		74
Carrying value of undrawn loan commitments net of ACL	238,828		224,183
Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,526		2,206
Undrawn loan commitments business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	65		4
Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	175,070		161,543
Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	60,262		59,446
Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	968		1,058
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	17,730		16,485
Allowance for credit losses	1,360		1,213
Carrying value of loans net of ACL	16,370		15,272
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,334		1,423
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,458		2,450
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,529		3,429
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,703		4,384
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	773		734
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	4,933		4,065
Stage one exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	247,627		241,083
Allowance for credit losses	129		112
Carrying value of loans net of ACL	247,498		240,971
Stage one exposure [member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	148,139		146,461
Stage one exposure [member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	59,025		58,154
Stage one exposure [member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,635		11,689
Stage one exposure [member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,610		1,615
Stage one exposure [member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16		25
Stage one exposure [member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,202		23,139
Stage one exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	88,381		87,210
Allowance for credit losses	609		578
Carrying value of loans net of ACL	87,772		86,632
Stage one exposure [member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	29,788		30,660
Stage one exposure [member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	26,197		26,039
Stage one exposure [member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,694		8,315
Stage one exposure [member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	6,892		6,686
Stage one exposure [member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	56		58
Stage one exposure [member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16,754		15,452
Stage one exposure [member] | Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	112,368		112,312
Stage one exposure [member] | Undrawn loan commitments retail [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	74,992		72,321
Stage one exposure [member] | Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	17,140		16,531
Stage one exposure [member] | Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	6,392		6,029
Stage one exposure [member] | Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,853		2,631
Stage one exposure [member] | Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	29		26
Stage one exposure [member] | Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	10,962		14,774
Stage one exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	193,191		171,957
Allowance for credit losses	157		132
Carrying value of loans net of ACL	193,034		171,825
Stage one exposure [member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,752		1,050
Stage one exposure [member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	100,140		87,047
Stage one exposure [member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	91,152		83,730
Stage one exposure [member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	147		130
Stage one exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	233,239		218,140
Allowance for credit losses	41		41
Carrying value of undrawn loan commitments net of ACL	233,198		218,099
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,325		2,178
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	173,367		159,880
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	57,522		56,001
Stage one exposure [member] | Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	25		81
Stage one exposure [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	13,942		13,084
Allowance for credit losses	458		401
Carrying value of loans net of ACL	13,484		12,683
Stage one exposure [member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,325		1,418
Stage one exposure [member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,442		2,436
Stage one exposure [member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,477		3,358
Stage one exposure [member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,205		2,929
Stage one exposure [member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	43		37
Stage one exposure [member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,450		2,906
Stage two exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	11,037		10,477
Allowance for credit losses	237		206
Carrying value of loans net of ACL	10,800		10,271
Stage two exposure [member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	403		307
Stage two exposure [member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	426		378
Stage two exposure [member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,016		972
Stage two exposure [member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,341		3,515
Stage two exposure [member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,932		1,779
Stage two exposure [member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,919		3,526
Stage two exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	8,362		7,740
Allowance for credit losses	881		887
Carrying value of loans net of ACL	7,481		6,853
Stage two exposure [member] | Loans to consumers [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	90		66
Stage two exposure [member] | Loans to consumers [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	275		151
Stage two exposure [member] | Loans to consumers [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	593		402
Stage two exposure [member] | Loans to consumers [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,455		3,647
Stage two exposure [member] | Loans to consumers [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,550		1,362
Stage two exposure [member] | Loans to consumers [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,399		2,112
Stage two exposure [member] | Undrawn loan commitments retail [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL	3,488		4,482
Stage two exposure [member] | Undrawn loan commitments retail [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1
Stage two exposure [member] | Undrawn loan commitments retail [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1		2
Stage two exposure [member] | Undrawn loan commitments retail [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	116		79
Stage two exposure [member] | Undrawn loan commitments retail [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	698		670
Stage two exposure [member] | Undrawn loan commitments retail [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	345		367
Stage two exposure [member] | Undrawn loan commitments retail [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,327		3,364
Stage two exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	17,418		16,817
Allowance for credit losses	253		260
Carrying value of loans net of ACL	17,165		16,557
Stage two exposure [member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	79		652
Stage two exposure [member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,587		3,770
Stage two exposure [member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	12,990		9,706
Stage two exposure [member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,762		2,689
Stage two exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	5,587		6,113
Allowance for credit losses	21		31
Carrying value of undrawn loan commitments net of ACL	5,566		6,082
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	201		28
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	1,703		1,663
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	2,740		3,445
Stage two exposure [member] | Undrawn loan commitments business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	943		977
Stage two exposure [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	3,788		3,401
Allowance for credit losses	902		812
Carrying value of loans net of ACL	2,886		2,589
Stage two exposure [member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	9		5
Stage two exposure [member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	16		14
Stage two exposure [member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	52		71
Stage two exposure [member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,498		1,455
Stage two exposure [member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	730		697
Stage two exposure [member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,483		1,159
Stage three exposure [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,922		1,797
Allowance for credit losses	368		360
Carrying value of loans net of ACL	1,554		1,437
Stage three exposure [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,922		1,797
Stage three exposure [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,131		1,069
Allowance for credit losses	627		644
Carrying value of loans net of ACL	504		425
Stage three exposure [member] | Loans to consumers [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	1,131		1,069
Stage three exposure [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,311		2,264
Allowance for credit losses	674		673
Carrying value of loans net of ACL	1,637		1,591
Stage three exposure [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	2,311		2,264
Stage three exposure [member] | Undrawn loan commitments business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	65		4
Allowance for credit losses	1		2
Carrying value of undrawn loan commitments net of ACL	64		2
Stage three exposure [member] | Undrawn loan commitments business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	$ 65		$ 4